SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2022 segment	Dec. 31, 2021 customer segment	Dec. 31, 2020 segment customer
SEGMENT REPORTING
Number of operating segments | segment	2	2	2
Revenue from contract with customer benchmark
SEGMENT REPORTING
Concentration risk percentage	12.20%	11.90%	10.00%
Number of customers | customer		1	0